Segment Information - Summary of Segment Results (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Summary of operating result per segment [Line Items]
Operating result before tax	€ 1,948	€ 1,741		€ 1,944
Fair value items	730	(788)		(592)
Realized gains / (losses) on investments	437	142		403
Impairment charges	(49)	(264)		(104)
Impairment reversals	101	28		73
Non-operating items	1,220	(881)		(220)
Other income / (charges)	(768)	(1,224)		(281)
Result before tax	2,400	(364)		1,453
Income tax (expense)/benefit	(371)	229		(217)
Net result	2,029	(135)	[1]	1,236
Revenues
Life insurance gross premiums	13,400	13,929		15,926
Accident and health insurance	1,643	1,784		1,823
General insurance	401	386		390
Total gross premiums	15,444	16,099		18,138
Investment income	6,967	7,149		7,531
Fee and commission income	2,785	2,405		2,523
Other revenues	13	4		6
Total revenues	25,209	25,657		28,197
Asset management [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result before tax	253	182		139
Fair value items	(1)	22
Realized gains / (losses) on investments	2	1
Impairment charges	(1)	(1)
Impairment reversals	0
Non-operating items	0	22
Other income / (charges)	(18)	(8)		(7)
Result before tax	235	195		133
Income tax (expense)/benefit	(65)	(44)		(36)
Net result	170	151		97
Inter-segment operating result	191	193		193
Revenues
Life insurance gross premiums	0
Accident and health insurance	0
General insurance	0
Total gross premiums	0
Investment income	12	7		5
Fee and commission income	800	750		627
Other revenues	2	2		1
Total revenues	814	759		633
Inter-segment revenues	182	188		187
Holding and other activities [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result before tax	(219)	(237)		(228)
Fair value items	12	(36)		(4)
Realized gains / (losses) on investments	1	(3)		1
Impairment charges	(11)	(25)		(10)
Impairment reversals	8
Non-operating items	11	(65)		(13)
Other income / (charges)	(138)	(130)		(95)
Result before tax	(344)	(433)		(335)
Income tax (expense)/benefit	77	78		65
Net result	(267)	(355)		(270)
Inter-segment operating result	51	62		79
Revenues
Life insurance gross premiums	0	4		11
Accident and health insurance	0
General insurance	0			1
Total gross premiums	0	5		12
Investment income	242	261		269
Fee and commission income	0	(9)
Other revenues	12	3		5
Total revenues	254	260		286
Inter-segment revenues	247	264		280
Segment total [member]
Summary of operating result per segment [Line Items]
Operating result before tax	1,906	1,710		1,894
Fair value items	854	(701)		(504)
Realized gains / (losses) on investments	446	150		405
Impairment charges	(49)	(265)		(104)
Impairment reversals	101	28		73
Non-operating items	1,352	(788)		(129)
Other income / (charges)	(780)	(1,239)		(281)
Result before tax	2,478	(317)		1,493
Income tax (expense)/benefit	(449)	181		(257)
Net result	2,029	(135)		1,236
Revenues
Life insurance gross premiums	14,225	14,654		16,617
Accident and health insurance	1,709	1,844		1,872
General insurance	569	519		512
Total gross premiums	16,504	17,016		19,002
Investment income	7,042	7,212		7,595
Fee and commission income	3,120	2,713		2,740
Other revenues	27	14		16
Total revenues	26,693	26,955		29,352
Joint ventures and associates eliminations [member]
Summary of operating result per segment [Line Items]
Operating result before tax	42	31		50
Fair value items	(123)	(87)		(88)
Realized gains / (losses) on investments	(9)	(8)		(2)
Impairment charges	0	1
Impairment reversals	0	0
Non-operating items	(132)	(94)		(90)
Other income / (charges)	12	15
Result before tax	(78)	(47)		(40)
Income tax (expense)/benefit	78	47		40
Net result	0	0
Revenues
Life insurance gross premiums	(825)	(726)		(691)
Accident and health insurance	(67)	(59)		(50)
General insurance	(168)	(132)		(122)
Total gross premiums	(1,060)	(917)		(864)
Investment income	(75)	(63)		(64)
Fee and commission income	(335)	(308)		(218)
Other revenues	(15)	(10)		(10)
Total revenues	(1,484)	(1,298)		(1,155)
International [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result before tax	145	164		154
Fair value items	(18)	(7)		(7)
Realized gains / (losses) on investments	2	46		36
Impairment charges	0	(16)		(1)
Impairment reversals	1			1
Non-operating items	(15)	22		29
Other income / (charges)	65	(1)		15
Result before tax	195	186		198
Income tax (expense)/benefit	(36)	(22)		(33)
Net result	159	164		165
Inter-segment operating result	(31)	(35)		(20)
Revenues
Life insurance gross premiums	1,181	1,095		1,289
Accident and health insurance	179	193		201
General insurance	432	388		382
Total gross premiums	1,793	1,677		1,872
Investment income	360	362		379
Fee and commission income	59	50		109
Other revenues	2	1		2
Total revenues	2,215	2,091		2,362
Inter-segment revenues	0
Americas [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result before tax	788	792		1,041
Fair value items	698	(448)		378
Realized gains / (losses) on investments	313	93		125
Impairment charges	(19)	(173)		(54)
Impairment reversals	33	27		68
Non-operating items	1,025	(501)		517
Other income / (charges)	(667)	(1,110)		(156)
Result before tax	1,147	(819)		1,403
Income tax (expense)/benefit	(137)	284		(220)
Net result	1,010	(535)		1,183
Inter-segment operating result	(20)	(40)		(61)
Revenues
Life insurance gross premiums	7,108	7,105		7,279
Accident and health insurance	1,273	1,380		1,416
General insurance	0
Total gross premiums	8,381	8,485		8,694
Investment income	2,910	2,986		3,172
Fee and commission income	1,920	1,653		1,757
Other revenues	11	7		8
Total revenues	13,222	13,131		13,631
Inter-segment revenues	1	1		1
The Netherlands [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result before tax	755	665		648
Fair value items	221	(230)		(741)
Realized gains / (losses) on investments	118	14		240
Impairment charges	(19)	(50)		(39)
Impairment reversals	59	1		5
Non-operating items	378	(265)		(535)
Other income / (charges)	(23)	78		(1)
Result before tax	1,110	478		121
Income tax (expense)/benefit	(276)	(107)		(27)
Net result	833	371		94
Inter-segment operating result	(95)	(87)		(105)
Revenues
Life insurance gross premiums	1,323	1,619		1,765
Accident and health insurance	254	245		228
General insurance	136	130		130
Total gross premiums	1,713	1,994		2,123
Investment income	2,088	2,083		2,224
Fee and commission income	300	255		237
Other revenues	0
Total revenues	4,101	4,332		4,583
Inter-segment revenues	14	21		12
United Kingdom [member] | Geographical Consolidation [member]
Summary of operating result per segment [Line Items]
Operating result before tax	184	144		139
Fair value items	(62)	(2)		(131)
Realized gains / (losses) on investments	10			3
Impairment charges	0
Impairment reversals	0
Non-operating items	(51)	(1)		(128)
Other income / (charges)	1	(68)		(38)
Result before tax	134	74		(27)
Income tax (expense)/benefit	(12)	(7)		(7)
Net result	122	67		(34)
Inter-segment operating result	(96)	(86)		(87)
Revenues
Life insurance gross premiums	4,613	4,833		6,282
Accident and health insurance	3	25		28
General insurance	0
Total gross premiums	4,616	4,858		6,309
Investment income	1,691	1,795		1,830
Fee and commission income	223	194		197
Other revenues	0
Total revenues	6,531	6,847		8,337
Inter-segment revenues	0
Eliminations [member]
Summary of operating result per segment [Line Items]
Operating result before tax	(1)	1		1
Fair value items	3			0
Realized gains / (losses) on investments	0
Impairment charges	0
Impairment reversals	0
Non-operating items	3
Other income / (charges)	0
Result before tax	2	1		1
Income tax (expense)/benefit	0	0		0
Net result	2	1		1
Revenues
Life insurance gross premiums	0	(3)		(8)
Accident and health insurance	0
General insurance	0	0		(1)
Total gross premiums	0	(3)		(9)
Investment income	(261)	(281)		(284)
Fee and commission income	(183)	(180)		(187)
Other revenues	0
Total revenues	€ (444)	€ (465)		€ (480)

[1]	Comparative amounts have been updated to reflect revised disclosure on the change in ownership non-controlling interest.